Disaggregated Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Summary of Disaggregated Revenue
The disaggregated revenue for the three and six months ended June 30, 2023 and 2022 were as follows
(in thousands)
:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
On-Demand	$5,147	$3,270	$9,822	$6,827
Scheduled	1,048	1,208	1,880	2,469

Total revenue	$6,195	$4,478	$11,702	$9,296

	Year Ended December 31

	2022	2021
On-Demand	$15,950	$6,445
Scheduled	4,324	5,353

Total revenue	$20,274	$11,798

Summary of Changes in Deffered Revenue
The changes in deferred revenue were as follows (
in thousands
):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Deferred revenue, beginning of period	$7,251	$5,534	$6,260	$4,513
Revenue deferred	10,562	12,459	22,243	22,244
Revenue recognized	(10,243)	(11,274)	(20,933)	(20,038)

Deferred revenue, end of period	$7,570	$6,719	$7,570	$6,719

The changes in deferred revenue were as follows (
in thousands
):

	December 31,
	2022	2021
Deferred revenue, beginning of year	$4,513	$2,621
Revenue deferred	45,983	30,912
Revenue recognized	(44,236)	(29,020)

Deferred revenue, end of year	$6,260	$4,513

Southern Airways Corporation
Disaggregation of Revenue [Line Items]
Summary of Disaggregated Revenue
The Company generates revenue from the following principal sources (
in thousands
):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Passenger revenue	$9,027	$9,811	$18,770	$17,590
EAS and other subsidy revenue	11,232	7,873	21,495	14,732
Charter revenue	1,171	885	2,717	2,034
Other revenue	957	1,067	2,079	2,001

Total revenue	$22,387	$19,636	$45,061	$36,357

The Company generates revenue from the following principal sources:

	Year Ended December 31,
	2022	2021
Passenger revenue	$38,959	$25,738
EAS and other subsidy revenue	32,525	25,597
Charter revenue	5,043	3,101
Other revenue	4,189	3,243

Total revenue	$80,716	$57,679